Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (19,908)	$ (9)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Restricted Stock issued for services	10,772	0
Warrants issued for services	2,529	0
Depreciation	4	0
Changes in operating assets and liabilities:
Other Receivables	(29)	0
Prepaid Expenses	(46)	0
Accounts payable and accrued expenses	1,027	9
Other liabilities	6	0
Net Cash Used in Operating Activities	(5,645)	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Equipment	(83)	0
Increase in Restricted Cash	(695)	0
Investment in Interests in Corporate Jet	(235)	0
Capitalized Software Costs	(317)	0
Net Cash Used in Investing Activities	(1,330)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Common Stock for Cash	10,769	0
Net Cash from Financing Activities	10,769	0
NET INCREASE IN CASH	3,794	0
Cash at Beginning of Period	0	0
Cash at End of Period	3,794	0
Non-Cash Financing Activities:
Issuance of shares relating to payment of a portion of the debt due to J. Howard, Inc.	8	0
Corporate Jet Information: Purchase of a 9.375% interest in a G-IV jet.	1,276	0
Stock issued for promissory notes	$ 3,380	$ 0